Lease Obligations - Summary of Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2019 CAD ($)
Disclosure Of Maturity Analysis Of Finance Lease Payments Receivable [Line Items]
Minimum lease payments	$ 29,967
Amounts representing finance charges	(13,018)
Net minimum lease payments	16,949
Less Than One Year
Disclosure Of Maturity Analysis Of Finance Lease Payments Receivable [Line Items]
Minimum lease payments	1,563
One to Three Years
Disclosure Of Maturity Analysis Of Finance Lease Payments Receivable [Line Items]
Minimum lease payments	3,465
Three to Five Years
Disclosure Of Maturity Analysis Of Finance Lease Payments Receivable [Line Items]
Minimum lease payments	2,071
Thereafter
Disclosure Of Maturity Analysis Of Finance Lease Payments Receivable [Line Items]
Minimum lease payments	$ 22,868